Goodwill and other intangible assets (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 KRW (₩)	Dec. 31, 2013 KRW (₩)	Dec. 31, 2016 USD ($)
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	₩ 60,333	₩ 60,324
Accumulated Amortization	(38,291)	(38,246)
Accumulated Impairment	(21,951)	(21,946)
Net Carrying Amount	91	132			$ 76
Aggregate amortization expense for intangible assets	45	3,999	₩ 4,039
Capitalized software development cost
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	29,558	29,558
Accumulated Amortization	(24,174)	(24,174)
Accumulated Impairment	(5,384)	(5,384)
Capitalized R&D costs, costs of software to be sold, leased, or marketed				₩ 548
Impairment loss recognized		4,605
Product Technology
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	18,599	18,599
Accumulated Amortization	(12,564)	(12,543)
Accumulated Impairment	(6,033)	(6,033)
Net Carrying Amount	2	23
In-process research and development technology
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	8,503	8,503
Accumulated Impairment	(8,503)	(8,503)
Trademarks
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	595	586
Accumulated Amortization	(464)	(440)
Accumulated Impairment	(42)	(37)
Net Carrying Amount	89	109
Impairment loss recognized	5	34
Other Intangible Assets
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	3,078	3,078
Accumulated Amortization	(1,089)	(1,089)
Accumulated Impairment	₩ (1,989)	₩ (1,989)